Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other intangible assets
Gross carrying amount	SFr 84	SFr 145
Accumulated amortization	(43)	(97)
Net carrying amount	41	48
Non-amortizing other intangible assets	172	148
Other intangible assets (mortgage servicing rights), at fair value	138	112
Total other intangible assets, net	213	196
Aggregate amortization expenses and impairment losses
Aggregate amortization	8	18	SFr 22
Impairment	0	16	1
of which related to restructuring expenses	0	15
Estimated amortization expenses
In the next 12 months	8
Year two	7
Year three	4
Year four	3
Year five	2
Discontinued operations
Aggregate amortization expenses and impairment losses
Impairment	0	0	0
Tradenames / trademarks
Other intangible assets
Gross carrying amount	28	27
Accumulated amortization	(26)	(25)
Net carrying amount	2	2
Client relationships
Other intangible assets
Gross carrying amount	50	113
Accumulated amortization	(14)	(70)
Net carrying amount	36	43
Other
Other intangible assets
Gross carrying amount	6	5
Accumulated amortization	(3)	(2)
Net carrying amount	3	3
Total other intangible assets, gross	256	293
Bank
Other intangible assets
Gross carrying amount	84	145
Accumulated amortization	(43)	(98)
Net carrying amount	41	47
Non-amortizing other intangible assets	172	149
Other intangible assets (mortgage servicing rights), at fair value	138	112
Total other intangible assets, net	213	196
Aggregate amortization expenses and impairment losses
Aggregate amortization	8	18	22
Impairment	0	16	1
of which related to restructuring expenses	0	15
Estimated amortization expenses
In the next 12 months	8
Year two	7
Year three	4
Year four	3
Year five	2
Bank | Discontinued operations
Aggregate amortization expenses and impairment losses
Impairment	0	0	SFr 0
Bank | Tradenames / trademarks
Other intangible assets
Gross carrying amount	28	27
Accumulated amortization	(26)	(25)
Net carrying amount	2	2
Bank | Client relationships
Other intangible assets
Gross carrying amount	50	113
Accumulated amortization	(14)	(70)
Net carrying amount	36	43
Bank | Other
Other intangible assets
Gross carrying amount	6	5
Accumulated amortization	(3)	(3)
Net carrying amount	3	2
Total other intangible assets, gross	SFr 256	SFr 294